PROVISIONS - Schedule of Estimates of Probable and Possible Losses (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Tax, civil and labor risks(b)
Disclosure of other provisions [line items]
Probable loss	R$ 298,407	R$ 257,176
Possible loss	1,268,812	922,501
Tax
Disclosure of other provisions [line items]
Probable loss	98,845	91,463
Possible loss	546,188	333,551
Civil
Disclosure of other provisions [line items]
Probable loss	147,000	109,868
Possible loss	355,245	331,275
Labor
Disclosure of other provisions [line items]
Probable loss	52,562	55,845
Possible loss	R$ 367,379	R$ 257,675